UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2016 to August 31, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2016

Voya Senior Income Fund

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

Voya Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2016

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	12
Financial Highlights	13
Notes to Financial Statements	15
Portfolio of Investments	25
Additional Information	44

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Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Senior Income Fund (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2016
Net Assets	$480,960,567
Total Assets	$671,113,871
Assets Invested in Senior Loans	$656,753,644
Senior Loans Represented	359
Average Amount Outstanding per Loan	$1,829,397
Industries Represented	35
Average Loan Amount per Industry	$18,764,390
Portfolio Turnover Rate (YTD)	27%
Weighted Average Days to Interest Rate Reset	38
Average Loan Final Maturity	57 months
Total Leverage as a Percentage of Total Assets	23.44%

PERFORMANCE SUMMARY

During the period ended August 31, 2016, the Fund's Class A shares distributed total dividends of $0.35, resulting in an average annualized distribution rate(1) of 5.50%. The Fund's Class I and Class W shares each distributed total dividends of $0.37, resulting in an average annualized distribution rate(1) of 5.77% and 5.75%, respectively. During the same period, the Fund's Class B and Class C shares each distributed total dividends of $0.32, resulting in an average annualized distribution rate(1) of 5.04% and 5.03%, respectively.

The Fund's total return for the period ended August 31, 2016, excluding sales charges and based on full reinvestment of dividends, for Class A, Class B, Class C, Class I and Class W was 9.36%, 9.04%, 9.10%, 9.53%, and 9.49%, respectively.(2) For the same period, the S&P/LSTA Leveraged Loan Index (the "Index")(3) had a total return of 8.07%.

PORTFOLIO SPECIFICS

The focus on market liquidity and slowing global economies dominated headlines during the opening months of 2016, with a shift toward more positive sentiment starting in March. This resulted in a pronounced recovery across most major asset classes, including loans. The collateralized loan obligation market, which essentially was closed to new issuance in January and February, reopened in the spring as part of the larger loan market resurgence, adding increased demand and driving up loan prices.

(1)  The distribution rate is calculated by annualizing the dividends and distributions declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

(2)  The Fund's performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Issuer-friendly terrain marked most of the last few months of the period, but anticipation of the U.K. referendum slowed the market's opportunistic bent. The surprise outcome further impacted new issue activity despite the technical landscape remaining fundamentally the same. European borrowers and U.S. borrowers with sizeable European exposure felt the greatest impact of the vote, while issues rated CCC generally, as is typical in times of notable volatility, underperformed the broader market (this was a change of pace after earlier in the spring when par bids were leveling off and the market looked to lower quality loans for higher yields and potential returns). At the close of the period, market fears had faded and loan mark levels were back to pre-vote levels less than two weeks after the U.K. elected to leave the European Union. Sentiment in the loan market remained positive, with the secondary market pushing further upward and strengthening market conditions resulting in outperformance versus the Index for riskier names, including commodities-related loans, second lien loans, and lower rated credits through the end of the period.

Trailing default activity remained fundamentally low. The trailing twelve-month Index default rate, as measured by principal amount, ended August at 1.98%.

The Fund outperformed the Index. The Fund's use of leverage in an environment marked by improving prices and investor sentiment in the asset class was a benefit to relative performance. Leverage was in line with historical levels and the use of leverage continues to be evaluated in conjunction with both fundamental risk and short term price movements.

Although there were a number of contributors from a sector perspective, the most significant relative contributors were attributed to selection in the automotive, telecommunications, industrial equipment and leisure goods/activities movies sectors, with the largest individual loan contributors including Fram Group Holdings Inc., Federal-Mogul Corp., Avaya Inc. and Gardner Denver. Detractors relative to the Index were primarily due to the Fund's underweight position in oil and gas, nonferrous metals/minerals and steel, as well as avoidance of some of the highest performers in those sectors (namely, Fortescue Metals Group Fieldwood Energy LLC, Ocean Rig UDW, Murray Energy, Arch Coal Inc and Peabody Energy Corp.).

As of period-end, the weighted average coupon of the Fund's loan assets, inclusive of LIBOR floors, was 5.12%, as compared to 4.90% for the

TOP TEN SENIOR LOAN ISSUERS
AS OF AUGUST 31, 2016
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Dell International LLC	1.4%	1.9%
Asurion, LLC	0.9%	1.3%
BJs Wholesale Club	0.8%	1.2%
Gardner Denver, Inc.	0.8%	1.1%
Fitness International, LLC.	0.8%	1.1%
Gates Global LLC	0.8%	1.1%
Avaya Inc.	0.8%	1.1%
Fram Group Holdings Inc.	0.8%	1.1%
PetSmart, Inc.	0.8%	1.1%
Western Digital	0.8%	1.1%

TOP TEN INDUSTRIES
AS OF AUGUST 31, 2016
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	13.5%	18.8%
Health Care	9.8%	13.6%
Retailers (Except Food & Drug)	7.7%	10.7%
Business Equipment & Services	7.0%	9.7%
Telecommunications	5.6%	7.9%
Chemicals & Plastics	5.3%	7.4%
Diversified Insurance	4.5%	6.3%
Automotive	4.3%	6.1%
Lodging & Casinos	3.8%	5.3%
Leisure Goods/Activities/Movies	3.4%	4.8%

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Index. The Fund continues to be diversified, with 306 individual issuers and 35 different industry sectors represented. The average issuer exposure at period-end stood at 0.33% of assets under management ("AUM"), while the average industry exposure closed the fiscal year at 2.86% of AUM. Both measures were relatively unchanged from the prior reporting period.

OUTLOOK AND CURRENT STRATEGY

As the calendar year finishes out, we continue to expect an upcoming ceiling-effect for loans. With performing loans bid at par or higher now constituting 42% of the Index, and bids 99 or above comprising 68%, additional market price upside appears limited. The historical correlation between the pace of repayments and loan prices is in play once again with par plus prices mostly responsible for the growing rate of repayments during the past six months. Generally, we believe the market environment will continue to favor issuers. That said, risk premiums remain quite wide relative to historical standards, which in our opinion means the asset class needs neither additional market value upside nor any actual increase in short-term interest rates to be considered attractive.

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Senior Income Fund
October 1, 2016

Ratings Distribution as of August 31, 2016
Ba	28.91%
B	62.69%
Caa and below	8.05%
Not rated*	0.35%

Loan ratings apply to the underlying holdings of the Fund and not the Fund itself. Ratings distribution shows the percentage of the Fund's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2016
	1 Year	3 Years	5 Years	10 Years	Since Inception of Classes I and W April 15, 2008
Including Sales Charge:
Class A(1)	0.87%	2.56%	6.31%	3.78%	—
Class B(2)	-0.15%	2.24%	6.13%	3.52%	—
Class C(3)	1.95%	2.91%	6.31%	3.53%	—
Class I	3.73%	3.68%	7.14%	—	5.55%
Class W	3.72%	3.67%	7.12%	—	5.57%
Excluding Sales Charge:
Class A	3.45%	3.42%	6.85%	4.04%	—
Class B	2.77%	2.83%	6.28%	3.52%	—
Class C	2.93%	2.91%	6.31%	3.53%	—
Class I	3.73%	3.68%	7.14%	—	5.55%
Class W	3.72%	3.67%	7.12%	—	5.57%
S&P/LSTA Leveraged Loan Index(4)	3.88%	3.18%	5.16%	4.57%	5.46%

Total net returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total net returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month-end.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Fund's NAV.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 2.50%. There is no front-end sales charge if you purchase Class A Common Shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase.

(2)  Class B maximum EWC is 3.00% in the first year, declining to 1.00% in the fifth year and eliminated thereafter.

(3)  Class C maximum EWC is 1.00% for the first year.

(4)  Source: S&P/Loan Syndications and Trading Association. The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the LSTA conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class B	Class C	Class I	Class W
August 31, 2016	5.57%	5.23%	5.21%	5.99%	5.97%
February 29, 2016	5.82%	5.43%	5.47%	6.22%	6.24%
	Average Annualized Distribution Rates(2)
	Class A	Class B	Class C	Class I	Class W
August 31, 2016	5.50%	5.04%	5.03%	5.77%	5.75%
February 29, 2016	5.97%	5.45%	5.43%	6.27%	6.25%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(2)  The distribution rate is calculated by annualizing the dividends declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

All Voya family of funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following are the principal risks associated with investing in the Fund. This is not, and is not intended to be, a description of all risks of investing in the Fund. A more detailed description of the risks of investing in the Fund is contained in the Fund's current prospectus.

Credit Risk: The Fund invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's net asset value ("NAV") will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund's Common Shares. If short-term market interest rates fall, the yield on the Fund's Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund's portfolio experience a general decline, the yield on the Fund's Common Shares will fall and the value of the Fund's assets may decrease, which will cause the Fund's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate will generally decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this report, interest rates in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Market interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Leverage Risk: The Fund's use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. The Fund also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers of not less than 5% of its outstanding Common Shares. If more than the respective monthly repurchase offer of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2016 (Unaudited)

ASSETS:
Investments in securities at value (Cost $680,493,679)	$660,100,642
Cash	91,473
Foreign currencies at value (Cost $642,822)	636,602
Receivables:
Investment securities sold	4,417,688
Fund shares sold	1,788,619
Dividends and interest	3,787,406
Other fees	257
Unrealized appreciation on forward foreign currency contracts	228,029
Prepaid expenses	36,465
Other assets	26,690
Total assets	671,113,871
LIABILITIES:
Notes payable	157,300,000
Payable for investment securities purchased	29,839,913
Accrued interest payable	74,599
Payable for investment management fees	484,141
Payable for distribution and shareholder service fees	181,871
Income distribution payable	1,864,296
Unrealized depreciation on unfunded commitments	371
Accrued trustees fees	7,749
Payable to trustees under the deferred compensation plan (Note 9)	26,690
Other accrued expenses and liabilities	373,674
Total liabilities	190,153,304
NET ASSETS	$480,960,567
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$793,623,096
Distributions in excess of net investment income	(2,701,805)
Accumulated net realized loss	(289,795,469)
Net unrealized depreciation	(20,165,255)
NET ASSETS	$480,960,567

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2016 (Unaudited) (continued)

Class A
Net assets	$197,637,917
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	15,683,304
Net asset value and redemption price per share	$12.60
Maximum offering price per share (2.50%)(1)	$12.92
Class B
Net assets	$34,418
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,744
Net asset value and redemption price per share(2)	$12.54
Class C
Net assets	$220,175,575
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	17,502,892
Net asset value and redemption price per share(2)	$12.58
Class I
Net assets	$35,907,066
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,857,485
Net asset value and redemption price per share	$12.57
Class W
Net assets	$27,205,591
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,157,364
Net asset value and redemption price per share	$12.61

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable early withdrawal charge.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2016 (Unaudited)

INVESTMENT INCOME:
Interest	$18,280,056
Other fees	233,212
Total investment income	18,513,268
EXPENSES:
Investment management fees	2,877,328
Distribution and service fees:
Class A	249,739
Class B	265
Class C	843,543
Transfer agent fees:
Class A	83,794
Class B	21
Class C	94,277
Class I	10,956
Class W	11,408
Interest expense	1,145,696
Custodian fees	167,250
Professional fees	56,458
Trustees fees	10,108
Registration fees	25,784
Shareholder reporting expense	104,336
Miscellaneous expense	33,769
Total expenses	5,714,732
Net waived and reimbursed fees	(108,770)
Net expenses	5,605,962
Net investment income	12,907,306
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,516,966)
Forward foreign currency contracts	(246,427)
Foreign currency related transactions	(643,729)
Net realized loss	(5,407,122)
Net change in unrealized appreciation (depreciation) on:
Investments	35,338,459
Forward foreign currency contracts	(226,119)
Foreign currency related transactions	96,159
Unfunded commitments	1,216
Net change in unrealized appreciation (depreciation)	35,209,715
Net realized and unrealized gain	29,802,593
Increase in net assets resulting from operations	$42,709,899

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2016	Year Ended February 29, 2016
FROM OPERATIONS:
Net investment income	$12,907,306	$29,631,674
Net realized loss	(5,407,122)	(14,112,218)
Net change in unrealized appreciation (depreciation)	35,209,715	(40,874,029)
Increase (decrease) in net assets resulting from operations	42,709,899	(25,354,573)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(5,609,803)	(12,526,530)
Class B	(1,363)	(8,818)
Class C	(5,760,667)	(12,949,995)
Class I	(1,015,762)	(2,530,317)
Class W	(797,007)	(1,664,630)
Decrease in net assets from distributions to shareholders	(13,184,602)	(29,680,290)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,793,950	59,517,980
Reinvestment of distributions	1,773,897	4,001,742
	25,567,847	63,519,722
Cost of shares repurchased	(51,428,211)	(175,316,298)
Net decrease in net assets resulting from capital share transactions	(25,860,364)	(111,796,576)
Net increase (decrease) in net assets	3,664,933	(166,831,439)
NET ASSETS:
Beginning of year or period	477,295,634	644,127,073
End of year or period	$480,960,567	$477,295,634
Distributions in excess of net investment income at end of year or period	$(2,701,805)	$(2,424,509)

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2016 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$18,114,943
Other income received	229,981
Interest paid	(1,142,361)
Other operating expenses paid	(4,464,803)
Purchases of securities	(154,454,466)
Proceeds on sale of securities	182,671,394
Net cash provided by operating activities	40,954,688
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(11,435,682)
Proceeds from shares sold	23,206,477
Disbursements for shares repurchased	(51,428,211)
Proceeds from notes payable	99,300,000
Repayment of notes payable	(102,900,000)
Net cash flows used in financing activities	(43,257,416)
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(1,396)
Cash and Foreign Currency Balance
Net decrease in cash and foreign currency	(2,304,124)
Cash and foreign currency at beginning of year or period	3,032,199
Cash and foreign currency at end of year or period	$728,075
Reconciliation of Increase in Net Assets Resulting from Operations to Net Cash provided by Operating Activities:
Increase in net assets resulting from operations	$42,709,899
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	(35,338,459)
Change in unrealized appreciation or depreciation on forward foreign currency contracts	226,119
Change in unrealized appreciation or depreciation on unfunded commitments	(1,216)
Change in unrealized appreciation or depreciation on other assets and liabilities	(96,159)
Accretion of discounts on investments	(872,321)
Net amortization of premiums on investments	140,708
Net realized loss on sale of investments, forward foreign currency contracts and foreign currency related transactions	5,407,122
Purchases of securities	(154,454,466)
Proceeds from disposition of securities	182,671,394
Increase in other assets	(3,231)
Decrease in interest and other receivable	566,500
Decrease in reimbursement due from manager	32,933
Increase in prepaid expenses	(12,164)
Increase in accrued interest payable	3,335
Increase in payable for investment management fees	22,984
Increase in payable for shareholder service and distribution fees	9,840
Increase in accrued trustee fees	3,985
Decrease in accrued expenses	(62,115)
Total adjustments	(1,755,211)
Net cash provided by operating activities	$40,954,688
Non Cash Financing Activities
Receivable for shares sold	$1,788,619
Reinvestment of distributions	$1,773,897

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance											Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment						Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)		Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)		Expenses (with interest and other fees related to revolving credit facility)(3)		Net investment income (loss)(3)		Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
Class A
08-31-16	11.85	0.34	*	0.76	1.10	(0.35)	—	—	(0.35)	12.60	9.36		1.63	2.10	5.51	1.68		2.15		5.46		197,638	27
02-29-16	13.15	0.70		(1.30)	(0.60)	(0.70)	—	—	(0.70)	11.85	(4.77)		1.65	2.07	5.48	1.75		2.17		5.38		196,812	44
02-28-15	13.50	0.65	*	(0.28)	0.37	(0.72)	—	—	(0.72)	13.15	2.81		1.66	2.09	4.90	1.69		2.12		4.87		264,305	63
02-28-14	13.34	0.70	*	0.26	0.96	(0.72)	—	(0.08)	(0.80)	13.50	7.44		1.61	1.98	5.23	1.59		1.95		5.25		403,027	76
02-28-13	12.76	0.95		0.60	1.55	(0.97)	—	—	(0.97)	13.34	12.56		1.66	2.14	7.23	1.68		2.16		7.21		234,056	94
02-29-12	13.40	0.75		(0.75)	(0.00)**	(0.64)	—	—	(0.64)	12.76	0.13		1.63	2.09	5.54	1.66		2.13		5.51		237,853	68
02-28-11	12.60	0.52		0.89	1.41	(0.57)	—	(0.04)	(0.61)	13.40	11.52		1.52	1.93	4.27	1.51		1.92		4.28		400,327	64
02-28-10	8.74	0.50	*	4.01	4.51	(0.65)	—	—	(0.65)	12.60	52.65		1.46	1.82	4.44	1.61	(5)	1.97	(5)	4.29	(5)	455,482	39
02-28-09	13.21	0.77		(4.47)	(3.70)	(0.77)	—	—	(0.77)	8.74	(29.08	) (a)	1.61	2.81	6.52	1.71		2.91		6.42		278,225	10
02-29-08	15.57	1.04		(2.35)	(1.31)	(0.95)	(0.03)	(0.07)	(1.05)	13.21	(8.94)		1.53	2.81	6.85	1.53		2.81		6.85		595,017	56
02-28-07	15.56	1.01		0.02	1.03	(1.02)	—	—	(1.02)	15.57	6.84		1.50	2.56	6.42	1.48		2.54		6.44		998,140	57
Class B
08-31-16	11.80	0.31	*	0.75	1.06	(0.32)	—	—	(0.32)	12.54	9.04		2.13	2.60	4.99	2.43		2.90		4.69		34	27
02-29-16	13.11	0.60		(1.27)	(0.67)	(0.64)	—	—	(0.64)	11.80	(5.35)		2.15	2.57	4.93	2.50		2.92		4.57		69	44
02-28-15	13.46	0.59	*	(0.29)	0.30	(0.65)	—	—	(0.65)	13.11	2.30		2.16	2.59	4.41	2.44		2.87		4.13		326	63
02-28-14	13.31	0.65	*	0.24	0.89	(0.66)	—	(0.08)	(0.74)	13.46	6.84		2.11	2.48	4.82	2.34		2.70		4.59		525	76
02-28-13	12.72	1.17		0.33	1.50	(0.91)	—	—	(0.91)	13.31	12.13		2.16	2.64	6.67	2.43		2.91		6.40		694	94
02-29-12	13.36	0.72		(0.78)	(0.06)	(0.58)	—	—	(0.58)	12.72	(0.38)		2.13	2.59	5.01	2.41		2.87		4.73		10,670	68
02-28-11	12.57	0.43		0.91	1.34	(0.51)	—	(0.04)	(0.55)	13.36	10.92		2.02	2.42	3.75	2.26		2.66		3.51		24,293	64
02-28-10	8.71	0.45	*	4.00	4.45	(0.59)	—	—	(0.59)	12.57	52.11		1.96	2.32	4.04	2.36	(5)	2.72	(5)	3.64	(5)	34,655	39
02-28-09	13.17	0.70		(4.45)	(3.75)	(0.71)	—	—	(0.71)	8.71	(29.47	) (a)	2.11	3.31	6.02	2.46		3.66		5.67		32,838	10
02-29-08	15.53	0.96		(2.34)	(1.38)	(0.94)	(0.03)	(0.01)	(0.98)	13.17	(9.43)		2.04	3.35	6.36	2.29		3.60		6.11		75,885	56
02-28-07	15.53	0.92		0.02	0.94	(0.94)	—	—	(0.94)	15.53	6.26		2.00	3.06	5.91	2.23		3.29		5.68		111,749	57
Class C
08-31-16	11.83	0.31	*	0.76	1.07	(0.32)	—	—	(0.32)	12.58	9.10		2.13	2.60	5.00	2.18		2.65		4.96		220,176	27
02-29-16	13.13	0.63		(1.29)	(0.66)	(0.64)	—	—	(0.64)	11.83	(5.27)		2.15	2.57	4.98	2.25		2.67		4.88		220,899	44
02-28-15	13.47	0.59	*	(0.28)	0.31	(0.65)	—	—	(0.65)	13.13	2.38		2.16	2.59	4.42	2.19		2.62		4.39		294,011	63
02-28-14	13.32	0.64	*	0.25	0.89	(0.66)	—	(0.08)	(0.74)	13.47	6.85		2.10	2.47	4.78	2.08		2.44		4.81		345,801	76
02-28-13	12.74	0.88		0.61	1.49	(0.91)	—	—	(0.91)	13.32	12.05		2.14	2.62	6.75	2.16		2.64		6.73		265,812	94
02-29-12	13.38	0.68		(0.74)	(0.06)	(0.58)	—	—	(0.58)	12.74	(0.38)		2.13	2.59	5.11	2.16		2.63		5.08		273,361	68
02-28-11	12.58	0.48		0.87	1.35	(0.51)	—	(0.04)	(0.55)	13.38	10.99		2.02	2.43	3.78	2.01		2.42		3.79		354,965	64
02-28-10	8.73	0.45	*	3.99	4.44	(0.59)	—	—	(0.59)	12.58	51.87		1.96	2.32	3.98	2.11	(5)	2.47	(5)	3.83	(5)	388,111	39
02-28-09	13.19	0.71		(4.46)	(3.75)	(0.71)	—	—	(0.71)	8.73	(29.42	) (a)	2.11	3.31	6.02	2.21		3.41		5.92		280,599	10
02-29-08	15.55	0.96		(2.34)	(1.38)	(0.88)	(0.03)	(0.07)	(0.98)	13.19	(9.42)		2.04	3.35	6.35	2.04		3.35		6.35		625,516	56
02-28-07	15.55	0.93		0.01	0.94	(0.94)	—	—	(0.94)	15.55	6.25		2.00	3.06	5.92	1.98		3.04		5.93		927,950	57
Class I
08-31-16	11.82	0.36		0.76	1.12	(0.37)	—	—	(0.37)	12.57	9.53		1.38	1.85	5.76	1.41		1.88		5.73		35,907	27
02-29-16	13.12	0.72		(1.29)	(0.57)	(0.73)	—	—	(0.73)	11.82	(4.54)		1.40	1.82	5.71	1.48		1.90		5.63		33,210	44
02-28-15	13.47	0.68	*	(0.28)	0.40	(0.75)	—	—	(0.75)	13.12	3.09		1.41	1.84	5.14	1.41		1.84		5.14		53,877	63
02-28-14	13.31	0.73	*	0.27	1.00	(0.76)	—	(0.08)	(0.84)	13.47	7.76		1.33	1.70	5.43	1.30		1.67		5.46		109,180	76
02-28-13	12.73	0.99		0.59	1.58	(1.00)	—	—	(1.00)	13.31	12.87		1.41	1.89	7.50	1.43		1.91		7.48		36,900	94
02-29-12	13.37	0.71		(0.68)	0.03	(0.67)	—	—	(0.67)	12.73	0.38		1.38	1.84	6.19	1.41		1.88		6.16		27,051	68
02-28-11	12.54	0.63		0.84	1.47	(0.60)	—	(0.04)	(0.64)	13.37	12.05		1.27	1.68	4.71	1.26		1.67		4.72		3,977	64
02-28-10	8.67	0.51	*	4.01	4.52	(0.65)	—	—	(0.65)	12.54	53.19		1.21	1.57	4.42	1.36	(5)	1.72	(5)	4.27	(5)	26	39
04-15-08(4)-02-28-09	13.24	0.66		(4.61)	(3.95)	(0.62)	—	—	(0.62)	8.67	(30.38	) (a)	1.26	2.46	6.87	1.36		2.56		6.77		2	10
Class W
08-31-16	11.86	0.36		0.76	1.12	(0.37)	—	—	(0.37)	12.61	9.49		1.38	1.85	5.76	1.43		1.90		5.71		27,206	27
02-29-16	13.16	0.73		(1.30)	(0.57)	(0.73)	—	—	(0.73)	11.86	(4.52)		1.40	1.82	5.73	1.50		1.92		5.63		26,306	44
02-28-15	13.51	0.69	*	(0.29)	0.40	(0.75)	—	—	(0.75)	13.16	3.08		1.41	1.84	5.15	1.44		1.87		5.12		31,608	63
02-28-14	13.36	0.74	*	0.25	0.99	(0.76)	—	(0.08)	(0.84)	13.51	7.65		1.36	1.73	5.51	1.34		1.70		5.54		48,587	76
02-28-13	12.76	0.98		0.62	1.60	(1.00)	—	—	(1.00)	13.36	13.00		1.41	1.89	7.40	1.43		1.91		7.38		49,149	94
02-29-12	13.40	0.78		(0.75)	0.03	(0.67)	—	—	(0.67)	12.76	0.38		1.38	1.84	5.82	1.41		1.88		5.79		19,186	68
02-28-11	12.60	0.57		0.87	1.44	(0.60)	—	(0.04)	(0.64)	13.40	11.75		1.27	1.68	4.52	1.26		1.67		4.53		26,353	64
02-28-10	8.71	0.52	*	4.02	4.54	(0.65)	—	—	(0.65)	12.60	53.18		1.21	1.57	4.47	1.36	(5)	1.72	(5)	4.32	(5)	27,950	39
04-15-08(4)-02-28-09	13.24	0.65		(4.56)	(3.91)	(0.62)	—	—	(0.62)	8.71	(30.07	) (a)	1.21	2.56	8.25	1.31		2.66		8.15		4,202	10

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class B – 0.90% of

Managed Assets plus 1.20% of average daily net assets; Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

(4)  Commencement of operations.

(5)  Includes excise tax fully reimbursed by the Investment Advisor.

*  Calculated using average amount of shares outstanding throughout the period.

**  Amount is less than $0.005 or more than $(0.005).

(a)  There was no impact on total return due to payments by affiliates.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000's)	($)	($000's)	(000's)
Class A
08-31-16	157,300	4,060	151,654	15,683
02-29-16	160,900	3,970	188,201	16,602
02-28-15	224,500	3,870	276,481	20,093
02-28-14	293,500	4,090	228,860	29,859
02-28-13	169,000	4,470	191,959	17,541
02-29-12	202,000	3,810	208,126	18,644
02-28-11	183,000	5,430	158,805	29,876
02-28-10	108,000	9,390	94,368	36,155
02-28-09	152,000	5,080	288,762	31,849
02-29-08	544,000	3,484	426,164	45,039
02-28-07	237,000	10,171	404,137	64,122
Class B
08-31-16	157,300	4,060	151,654	3
02-29-16	160,900	3,970	188,201	6
02-28-15	224,500	3,870	276,481	25
02-28-14	293,500	4,090	228,860	39
02-28-13	169,000	4,470	191,959	52
02-29-12	202,000	3,810	208,126	839
02-28-11	183,000	5,430	158,805	1,818
02-28-10	108,000	9,390	94,368	2,758
02-28-09	152,000	5,080	288,762	3,768
02-29-08	544,000	3,484	426,164	5,760
02-28-07	237,000	10,171	404,137	7,195
Class C
08-31-16	157,300	4,060	151,654	17,503
02-29-16	160,900	3,970	188,201	18,667
02-28-15	224,500	3,870	276,481	22,392
02-28-14	293,500	4,090	228,860	25,664
02-28-13	169,000	4,470	191,959	19,949
02-29-12	202,000	3,810	208,126	21,454
02-28-11	183,000	5,430	158,805	26,522
02-28-10	108,000	9,390	94,368	30,843
02-28-09	152,000	5,080	288,762	32,152
02-29-08	544,000	3,484	426,164	47,406
02-28-07	237,000	10,171	404,137	59,679
Class I
08-31-16	157,300	4,060	151,654	2,857
02-29-16	160,900	3,970	188,201	2,809
02-28-15	224,500	3,870	276,481	4,106
02-28-14	293,500	4,090	228,860	8,106
02-28-13	169,000	4,470	191,959	2,772
02-29-12	202,000	3,810	208,126	2,126
02-28-11	183,000	5,430	158,805	297
02-28-10	108,000	9,390	94,368	2
04-15-08(2)-02-28-09	152,000	5,080	288,762	0 *
Class W
08-31-16	157,300	4,060	151,654	2,157
02-29-16	160,900	3,970	188,201	2,218
02-28-15	224,500	3,870	276,481	2,401
02-28-14	293,500	4,090	228,860	3,597
02-28-13	169,000	4,470	191,959	3,678
02-29-12	202,000	3,810	208,126	1,503
02-28-11	183,000	5,430	158,805	1,966
02-28-10	108,000	9,390	94,368	2,219
04-15-08(2)-02-28-09	152,000	5,080	288,762	482

(1)  Based on the active days of borrowing.

(2)  Commencement of operations.

*  Amount is less than 500.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has five classes of shares: A, B, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $1,000,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1.00% within one year of purchase. Class A shares are issued upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain Voya mutual funds. Class B shares are subject to an EWC of up to 3.00% over the five-year period after purchase and Class C shares are subject to an EWC of 1.00% during the first year after purchase.

To maintain a measure of liquidity, the Fund offers to repurchase between 5% and 25% of its outstanding Common Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Class B Common Shares of the Fund are closed to new investment, provided that: (1) Class B Common Shares of the Fund may be purchased through the reinvestment of dividends issued by the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B Common Shares of the Fund may be acquired through exchange of Class B shares of other funds in the Voya family of funds for the Fund's Class B Common Shares.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of each class of the Fund is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per Common Share of each class of the Fund is calculated by dividing the value of the Fund's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to that class of Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund's assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund's assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund's forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Fund.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund's investments under these levels of classification is included following the Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Fund's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.

For the period ended August 31, 2016, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). The unfunded portion of revolver and delayed draw loans are booked once that portion becomes funded. Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when,

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended August 31, 2016, the Fund entered into one forward foreign currency contract to buy with a contract amount of $1,170,518. The Fund had an average quarterly contract amount on forward foreign currency contracts to sell with a contract amount of $15,369,122.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.   Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

H.   Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2016, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $174,942,424 and $177,377,429, respectively. At August 31, 2016, the Fund held senior loans valued at $656,753,644 representing 99.5% of its total investments. The fair value of these assets is established as set forth in Note 2.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Total Restricted Securities excluding senior loans (fair value $0 was 0.00% of net assets at August 31, 2016)		$—

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Fund's Managed Assets. For the purposes of the Management Agreement, "Managed Assets" shall mean the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund, except Class I and Class W, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby Voya Investments Distributor, LLC (the "Distributor"), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class B	Class C
0.25%	1.00%	0.75%

During the period ended August 31, 2016, the Distributor has agreed to waive 0.25% of the distribution fee for Class B shares. Termination or modification of this contractual waiver requires approval by the Board.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets
Class B — 0.90% of Managed Assets plus 1.20% of average daily net assets
Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

The Investment Adviser may at a later date recoup from the Fund for fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

The Expense Limitation Agreement is contractual through July 1, 2017 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

As of August 31, 2016, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2017	2018	2019	Total
$—	$224,949	$317,155	$542,104

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of August 31, 2016, are as follows:

	August 31,
	2017	2018	2019	Total
Class A	$29,338	$82,920	$29,310	$141,568
Class B	35	101	14	150
Class C	26,833	88,633	33,283	148,749
Class W	3,341	9,963	3,908	17,212

NOTE 7 — COMMITMENTS

Effective May 13, 2016, the Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $252 million maturing May 12, 2017. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prior to May 13, 2016, the revolving credit agreement was $320 million. There was $157.3 million

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 7 — COMMITMENTS (continued)

of borrowings outstanding at August 31, 2016. Weighted average interest rate on outstanding borrowings was 1.47%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 23.44% of total assets at August 31, 2016. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the period ended August 31, 2016 were $151,653,804 and the average annualized interest rate was 1.50%.

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2016, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreement:

Kenan Advantage Group, Inc.	$91,277

The unrealized depreciation on these commitments of $371 as of August 31, 2016 is reported as such on the Statement of Assets and Liabilities.

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers) and/or have a common sub-adviser. These interfund transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the period ended August 31, 2016, the Fund did not engage in such purchase and sales transactions.

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund. There were no earnings credits for the period ended August 31, 2016.

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2016, the Fund held no subordinated loans or unsecured loans.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding
period ended	#	#	#	#	#
Class A
08-31-16	849,626	75,128	(1,843,836)	—	(919,082)
02-29-16	2,483,374	167,079	(6,141,539)	—	(3,491,086)
Class B
08-31-16	96	27	(3,219)	—	(3,096)
02-29-16	516	124	(19,632)	—	(18,992)
Class C
08-31-16	551,735	49,649	(1,765,229)	—	(1,163,845)
02-29-16	1,267,882	109,007	(5,102,625)	—	(3,725,736)
Class I
08-31-16	405,861	2,473	(360,133)	—	48,201
02-29-16	367,923	6,426	(1,671,538)	—	(1,297,189)
Class W
08-31-16	107,839	15,271	(183,258)	—	(60,148)
02-29-16	558,611	32,659	(775,152)	—	(183,882)
Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	($)	($)	($)	($)	($)
Class A
08-31-16	10,559,662	935,450	(22,802,495)	—	(11,307,383)
02-29-16	31,494,172	2,120,906	(78,710,615)	—	(45,095,537)
Class B
08-31-16	1,184	330	(39,902)	—	(38,388)
02-29-16	6,703	1,578	(254,566)	—	(246,285)
Class C
08-31-16	6,845,665	617,152	(21,862,811)	—	(14,399,994)
02-29-16	16,198,844	1,382,530	(65,165,724)	—	(47,584,350)
Class I
08-31-16	5,046,124	30,720	(4,454,347)	—	622,497
02-29-16	4,726,443	81,893	(21,287,678)	—	(16,479,342)
Class W
08-31-16	1,341,315	190,245	(2,268,656)	—	(737,096)
02-29-16	7,091,818	414,835	(9,897,715)	—	(2,391,062)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2016	Year Ended February 29, 2016
Ordinary Income	Ordinary Income
$13,184,602	$29,680,290

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 29, 2016 are

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2016 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Fund's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Post-October Capital Losses	Unrealized Appreciation/	Capital Loss Carryforwards
Deferred	(Depreciation)	Amount	Character	Expiration
$(5,143,158)	$(55,991,229)	$(80,562,079)	Short-term	2017
		(133,167,631)	Short-term	2018
		(31,805,887)	Short-term	2019
		(621,233)	Short-term	None
		(32,980,777)	Long-term	None
		$(279,137,607)

The Fund's major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2016, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

NOTE 14 — SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2016, the Fund declared the following dividends from net investment income:

Class	Per Share Amount	Declaration Date	Record Date	Payable Date
A	$0.05685	Daily	Daily	October 3, 2016
B	$0.05179	Daily	Daily	October 3, 2016
C	$0.05183	Daily	Daily	October 3, 2016
I	$0.05940	Daily	Daily	October 3, 2016
W	$0.05940	Daily	Daily	October 3, 2016

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 136.5%
	Aerospace & Defense: 0.3%
781,579	Transdigm, Inc., Term Loan F (DD), 3.839%, 06/15/23	$779,137	0.1
868,421	Transdigm, Inc., Term Loan F, 3.839%, 06/15/23	865,707	0.2
		1,644,844	0.3
	Automotive: 6.1%
1,975,000	BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	1,965,743	0.4
39,463	Cooper-Standard Automotive Inc., Term Loan B, 4.000%, 04/01/21	39,673	0.0
1,970,000	Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	1,972,463	0.4
1,846,825	Dynacast International LLC,First Lien Term Loan, 4.500%, 01/15/22	1,850,287	0.4
1,384,121	Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	1,323,278	0.3
5,376,451	Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	5,104,940	1.0
393,717	Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	340,565	0.1
5,574,851	Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	5,497,037	1.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,446,375		KAR Auction Services, Inc., Term Loan B-3, 4.339%, 03/09/23	$1,468,523	0.3
	1,409,310		Key Safety Systems, Inc., First Lien Term Loan, 5.500%, 08/29/21	1,412,833	0.3
EUR	1,237,500		Metaldyne Performance Group, Euro Term Loan B, 3.750%, 10/20/21	1,385,978	0.3
	1,786,160		Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	1,790,347	0.4
	1,250,550		NN, Inc., Upsized Term Loan B, 5.750%, 10/19/22	1,247,945	0.3
	1,582,077		Service King, Upsized Term Loan B, 4.500%, 08/18/21	1,588,999	0.3
	2,109,063		TI Group Automotive Systems, L.L.C., Term Loan B, 4.500%, 06/30/22	2,116,972	0.5
				29,105,583	6.1
			Beverage & Tobacco: 0.4%
EUR	1,798,180		Jacobs Douwe Egberts, Term Loan B-1 EUR, 4.339%, 07/02/22	2,031,480	0.4
			Building & Development: 1.6%
	2,780,781	(1)	Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/28/21	2,798,092	0.6
	448,467		Minimax Viking GmbH, Facility B1 Loan, 4.000%, 08/16/20	451,830	0.1
	2,039,145		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	2,042,012	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Building & Development (continued)
725,000	Quikrete Holdings, Term Loan B, 4.000%, 09/28/20	$728,474	0.2
567,188	Ventia Service (fka Leighton), Upsized Term Loan B, 5.000%, 05/21/22	570,733	0.1
1,025,000	Zekelman Industries, Inc. (fka JMC Steel), Term Loan B, 6.000%, 06/14/21	1,033,328	0.2
		7,624,469	1.6
	Business Equipment & Services: 9.7%
3,910,438	Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	3,825,710	0.8
2,700,647	Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/23/21	2,684,781	0.6
2,084,250	AlixPartners LLP, Term Loan B, 4.500%, 07/28/22	2,097,710	0.4
1,224,440	Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	1,222,909	0.3
1,039,500	Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	1,027,589	0.2
1,934,285	Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/14/19	1,917,965	0.4
758,770	First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	748,337	0.2
1,398,224	First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,352,782	0.3
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,915,216		First Data Corporation, 2021 Dollar Term Loan, 4.839%, 03/24/21	$1,926,533	0.4
	1,675,000		First Data Corporation, Term Loan July 2022 Add-On, 4.589%, 07/08/22	1,683,841	0.3
EUR	1,000,000	(1)	Foncia Groupe SAS, Term Loan B, 5.589%, 09/21/23	1,127,203	0.2
EUR	700,000	(1)	ION Trading Technologies Limited, Tranche B-1 Euro Term Loans, 4.250%, 07/31/23	787,452	0.2
	3,071,266		iQor, First Lien Term Loan, 6.000%, 04/01/21	2,633,611	0.5
	2,500,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	1,812,500	0.4
	1,970,113		Knowledge Universe Education, LLC, First Lien Term Loan, 6.000%, 08/13/22	1,979,963	0.4
	1,935,500		Learning Care Group, Term Loan, 5.000%, 05/05/21	1,940,339	0.4
	2,654,019		Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	2,660,654	0.5
	1,000,000		Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	997,500	0.2
	2,456,250		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	1,928,156	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
1,271,813	Solera Management, USD Term Loan B, 5.750%, 03/03/23	$1,281,848	0.3
4,761,219	SourceHOV, First Lien Term Loan, 7.750%, 10/31/19	3,794,096	0.8
1,155,000	SourceHOV, Second Lien Term Loan, 11.500%, 04/30/20	673,750	0.1
3,449,536	SurveyMonkey.com, LLC, Term Loan B, 6.250%, 02/07/19	3,423,665	0.7
92,212	Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	92,097	0.0
526,537	Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	525,878	0.1
2,675,000	West Corp, Term Loan B-12, 3.839%, 06/30/23	2,687,037	0.6
		46,833,906	9.7
	Cable & Satellite Television: 4.3%
1,346,625	Charter Communications Operating, LLC, Term Loan I, 3.589%, 01/24/23	1,355,146	0.3
2,756,750	Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	2,724,587	0.6
250,000	Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/07/23	239,844	0.0
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,940,058		New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	$1,930,358	0.4
EUR	498,750		Numericable (YPSO France SAS), Term Loan B7 EUR, 4.589%, 04/12/23	561,596	0.1
	887,775		Numericable (YPSO France SAS), Term Loan B7 USD, 5.089%, 01/08/24	893,545	0.2
	1,985,000		Numericable (YPSO France SAS), USD Add On, 4.652%, 07/31/22	1,989,254	0.4
	4,059,703		RCN Cable, Term Loan B, 4.250%, 02/25/20	4,067,822	0.8
	725,000		Telenet Group Holding NV, Term Loan AD, 4.339%, 06/30/24	728,399	0.2
	1,065,000		UPC Financing Partnership, Term Loan AN, 3.839%, 08/31/24	1,063,669	0.2
	485,000	(1)	WaveDivision Holdings LLC, New Term Loan B, 4.000%, 10/15/19	485,909	0.1
	4,000,000	(1)	Wideopenwest Finance, LLC, 2016 Term Loan B, 4.500%, 08/15/23	3,989,000	0.8
EUR	750,000	(1)	Ziggo N.V., Term Loan C EUR, 4.589%, 08/15/24	835,477	0.2
				20,864,606	4.3
			Chemicals & Plastics: 7.4%
EUR	700,000	(1)	Allnex S.a.r.l. (Monarch), Term B-1 facility, 5.089%, 05/30/23	792,284	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
513,291	(1)	Allnex S.a.r.l. (Monarch), Term B-2 Facility, 5.089%, 05/30/23	$516,660	0.1
386,709	(1)	Allnex S.a.r.l. (Monarch), Term B-3 Facility, 5.089%, 05/30/23	389,247	0.1
2,027,695		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, .500%, 10/03/19	2,028,962	0.4
1,052,073		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	1,052,731	0.2
332,463		Aruba Investments, Inc (a.k.a Angus Chemical),US Term Loan, 4.500%, 02/02/22	331,559	0.1
2,500,000	(1)	Avantor Performance Materials, First Lien Term Loan, 6.000%, 06/17/22	2,499,480	0.5
400,000		Avantor Performance Materials, Second Lien Term Loan, 10.500%, 06/17/23	396,500	0.1
2,027,485		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	2,028,752	0.4
1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	986,250	0.2
2,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	1,890,000	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,247,093		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/07/21	$2,235,858	0.5
	371,471		Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/07/21	370,542	0.1
	2,073,737		Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	2,080,476	0.4
EUR	1,050,000		Inovyn Finance plc, Term Loan B, 6.250%, 05/05/21	1,185,131	0.3
	3,500,000		Kraton Polymers LLC, Term Loan Facility, 6.000%, 01/06/22	3,500,311	0.7
	1,799,377		MacDermid, Inc., First Lien Term Loan, 5.500%, 06/07/20	1,801,767	0.4
	625,574		MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Tranche B-2 Term Loan, 5.500%, 06/07/20	625,629	0.1
EUR	450,000		Novacap, EUR Term Loan B, 5.839%, 04/28/23	507,958	0.1
	1,040,000	(1)	Omnova Solutions Inc, Term Loan B, 5.250%, 08/24/23	1,036,100	0.2
	930,218		Orion Engineered Carbons, Term Loan B (USD), 4.750%, 07/25/21	932,253	0.2
	1,577,963		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	1,504,982	0.3
	1,000,000		PolyOne Corporation, Incremental Term Loan B, 3.589%, 11/12/22	1,005,313	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
425,000		PQ Corporation, Dollar Term Loan, 5.750%, 11/04/22	$428,321	0.1
990,000		Royal Adhesives & Sealants, First Lien Term Loan, 4.500%, 06/19/22	993,712	0.2
200,000		Royal Adhesives & Sealants, Second Lien Term Loan, 8.500%, 06/19/23	197,500	0.1
1,080,750		Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	1,073,236	0.2
1,962,557		Styrolution Group GmbH, Term Loan B-1 USD, 6.500%, 11/07/19	1,969,916	0.4
1,000,000	(1)	Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/19/20	988,250	0.2
			35,349,680	7.4
		Clothing/Textiles: 0.8%
3,538,184		Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	3,551,452	0.7
398,442		Vince, LLC, Term Loan, 5.750%, 11/27/19	379,516	0.1
			3,930,968	0.8
		Conglomerates: 1.1%
1,103,336		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	1,064,260	0.2
600,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	438,000	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,903,488		ServiceMaster Company, Term Loan, 4.250%, 07/01/21	$1,918,347	0.4
1,038,402		Waterpik, First Lien, 5.750%, 07/08/20	1,037,753	0.2
615,000	(1)	WireCo WorldGroup, Inc., First Lien Term Loan, 6.500%, 07/31/23	618,267	0.2
			5,076,627	1.1
		Containers & Glass Products: 4.1%
2,575,164		Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	2,580,798	0.5
550,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	551,375	0.1
52,311		Constantia Flexibles, Term Loan B1 USD, 4.750%, 04/30/22	52,442	0.0
268,626		Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	269,298	0.1
1,083,500		Hilex Poly Co, LLC (aka Novolex), First Lien Term Loan Facility, 6.000%, 12/09/21	1,093,150	0.2
1,231,612		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/21	1,228,918	0.3
594,247		Milacron LLC, Term Loan, 4.250%, 09/28/20	597,032	0.1
2,680,320		Otter Products, Term Loan B, 5.750%, 06/03/20	2,385,485	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Containers & Glass Products (continued)
	744,375		Peacock Engineering Company, LLC, First Lien Term Loan Facility, 5.250%, 07/27/22	$740,343	0.2
	1,316,190		Prolampac Intermediate Inc, First Lien Term Facility, 5.750%, 08/18/22	1,310,432	0.3
	2,150,000		Reynolds Group Holdings Inc, USD Term Loan, 4.250%, 02/04/23	2,156,585	0.4
	1,777,500		SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	1,782,102	0.4
	2,473,017		TricorBraun, Term Loan, 4.000%, 05/03/18	2,476,108	0.5
EUR	2,000,000		Verallia SA, Term Loan B2, 4.500%, 10/31/22	2,254,744	0.5
				19,478,812	4.1
			Cosmetics/Toiletries: 0.5%
	2,345,000	(1)	Revlon Consumer Products Corporation, Term Loan B 2016, 4.339%, 07/20/23	2,349,188	0.5
			Diversified Insurance: 6.3%
	2,848,085		Acrisure, LLC, First Lien Term Loan, 6.500%, 05/19/22	2,847,197	0.6
	2,769,519		Alliant Holdings, I, LLC,Term Loan B, 4.500%, 08/14/22	2,760,864	0.6
	925,000		AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	938,875	0.2
	4,248,973		AmWINS Group, Inc., Term Loan, 4.750%, 09/06/19	4,279,069	0.9
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,541,623	Applied Systems Inc., First Lien Term Loan, 4.000%, 01/25/21	$2,550,361	0.5
969,575	Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	975,635	0.2
1,692,758	AssuredPartners, Inc., First Lien Term Loan, 5.750%, 10/21/22	1,702,631	0.3
2,774,887	Hub International Limited, Term Loan B, 4.000%, 10/02/20	2,770,553	0.6
4,474,989	National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	4,470,992	0.9
1,825,000	Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 6.750%, 02/28/22	1,811,313	0.4
2,300,000	Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	2,285,625	0.5
2,287,239	USI, Inc., Term Loan, 4.250%, 12/27/19	2,286,047	0.5
800,000	Vertafore, Inc., Term Loan B, 4.750%, 06/30/23	802,562	0.1
		30,481,724	6.3
	Drugs: 0.4%
2,139,250	Endo Pharmaceuticals Holdings Inc., Term Loan B, 3.839%, 09/26/22	2,131,228	0.4
	Ecological Services & Equipment: 1.6%
4,345,847	4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	3,878,668	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Ecological Services & Equipment (continued)
	2,888,049		ADS Waste Holdings, Inc., B-2, 3.839%, 10/09/19	$2,886,245	0.6
	888,750		Waste Industries USA, Inc., Term Loan B, 3.589%, 02/27/20	891,944	0.2
				7,656,857	1.6
			Electronics/Electrical: 18.8%
	1,975,000		Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	1,978,703	0.4
	2,827,525		Active Network, Inc., First Lien Term Loan, 5.500%, 11/13/20	2,815,743	0.6
	1,031,173		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	1,025,373	0.2
	1,715,772		Aspect Software, Inc., Exit Term Loan, 10.500%, 05/24/20	1,681,457	0.4
	3,382,051		Avago Technologies (aka Broadcom), Term Loan B-3, 3.839%, 02/01/23	3,414,461	0.7
EUR	500,000	(1)	Avast Software B.V., Term Loan Euro, 5.500%, 09/20/22	566,300	0.1
	2,240,000	(1)	Avast Software B.V., Term Loan USD, 5.000%, 08/03/22	2,247,466	0.5
	3,936,919		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	3,889,676	0.8
	3,897,736		BMC Software, Inc., U.S. Term Loan, 5.000%, 09/10/20	3,735,127	0.8
	680,000	(1)	Cavium, Inc., Term Loan B, 3.839%, 08/15/22	681,700	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,817,100		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	$2,760,758	0.6
7,140,000	(1)	Dell International LLC, Term Loan B, 4.089%, 06/02/23	7,177,935	1.5
2,045,747		Dell International LLC,Term B Loans, 4.089%, 04/29/20	2,048,123	0.4
1,687,753		ECI, Term Loan B, 5.750%, 05/28/21	1,688,808	0.4
2,673,000		Epicor Software Corporation, Term Loan B, 4.750%, 06/01/22	2,628,171	0.5
1,640,348		Epiq Systems, Inc., Term Loan, 4.589%, 08/27/20	1,640,348	0.3
225,000		Eze Castle Software, Inc., Incremental Term Loan, 4.500%, 04/04/20	224,719	0.0
1,095,000		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/05/21	1,064,888	0.2
2,239,080		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	2,249,297	0.5
2,618,456		Hyland Software, Inc., First Lien Term Loan, 4.750%, 07/01/22	2,628,275	0.5
1,000,000		Hyland Software, Inc., Second Lien Term Loan, 8.250%, 06/30/23	1,006,250	0.2
3,672,250		Informatica Corporation, Term Loan B, 4.500%, 08/05/22	3,561,164	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
2,936,135	Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	$2,951,502	0.6
845,750	Linxens,Term Loan B-1 USD, 5.000%, 10/16/22	846,455	0.2
2,256,462	M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.589%, 05/07/21	2,276,206	0.5
775,000	Micron Technology, Inc., Term Loan B, 6.839%, 04/26/22	784,895	0.2
1,305,353	Microsemi Corporation, Term Loan B, 3.839%, 01/15/23	1,316,264	0.3
1,039,741	NXP Semiconductors, Tranche B Loan, 3.839%, 12/07/20	1,047,539	0.2
575,000	Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	529,959	0.1
2,300,000	ON Semiconductor Corporation, Term Loan B, 5.339%, 03/31/23	2,332,163	0.5
3,520,686	RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	3,517,017	0.7
3,096,879	Riverbed Technology, Inc., First Lien Term Loan, 5.000%, 04/24/22	3,118,873	0.6
3,095,728	Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	2,607,185	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,150,000	(1)	SolarWinds Holdings, Inc., Term Loan, 5.500%, 02/05/23	$3,174,611	0.7
911,555		SS&C Technologies Inc.,Term Loan B-1, 4.089%, 07/08/22	918,798	0.2
116,130		SS&C Technologies Inc.,Term Loan B-2, 4.089%, 07/08/22	117,053	0.0
2,656,241		TTM Technologies, Term Loan B, 6.000%, 05/31/21	2,646,280	0.6
1,995,000		Veritas Technologies Corporation, USD Term Loan B-1, 6.625%, 01/29/23	1,854,281	0.4
5,200,000		Western Digital, USD Term Loan B-1, 4.589%, 04/29/23	5,228,168	1.1
4,556,022		Zebra Technologies, Term Loan B, 4.089%, 10/27/21	4,600,516	1.0
			90,582,507	18.8
		Equity REITs and REOCs: 0.4%
1,750,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	1,764,817	0.4
		Financial Intermediaries: 2.3%
2,934,916		Duff & Phelps, Add-on Term Loan, 4.750%, 04/23/20	2,937,675	0.6
2,985,000		First Eagle Investment Management, Inc., Term Loan B, 4.839%, 12/01/22	2,973,806	0.6
2,736,250		LPL Holdings, Inc., Term Loan B New, 4.839%, 11/20/22	2,756,772	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Financial Intermediaries (continued)
1,064,250	MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	$1,010,705	0.2
1,471,313	NorthStar Asset Management, Term Loan B, 4.714%, 01/31/23	1,471,313	0.3
		11,150,271	2.3
	Food Products: 4.4%
2,395,188	Advance Pierre Foods, 1L Term Loan, 4.750%, 05/30/23	2,410,158	0.5
1,228,687	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,231,759	0.3
2,000,000	Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/13/21	1,870,000	0.4
4,316,664	CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	4,106,227	0.9
1,072,500	Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	982,678	0.2
1,700,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	1,221,875	0.3
2,084,250	Hostess, First Lien Term Loan, 4.500%, 08/03/22	2,096,903	0.4
2,985,000	JBS USA, Inc. (FKA Swift), Term Loan B, 4.000%, 10/30/22	2,986,245	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,012,524	Keurig Green Mountain, Inc., USD Term Loan B, 5.339%, 03/03/23	$3,046,415	0.6
998,951	NPC International, Term Loan, 4.750%, 12/28/18	1,001,448	0.2
		20,953,708	4.4
	Food Service: 2.1%
3,261,139	CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	3,203,051	0.7
1,220,000	Manitowoc Foodservice, Inc., Term Loan B, 5.750%, 03/03/23	1,237,523	0.2
1,175,768	P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,127,268	0.2
2,853,809	Restaurant Brands International (F.K.A. Burger King Corporation), Term Loan B, 3.750%, 12/10/21	2,869,862	0.6
1,850,000	US Foods, Inc., Term Loan B, 4 .089%, 06/30/23	1,861,231	0.4
		10,298,935	2.1
	Food/Drug Retailers: 2.2%
2,757,626	Albertsons LLC, Term Loan B-4, 4.500%, 08/15/21	2,771,414	0.6
680,000	NBTY, Inc., USD Term Loan B, 5.000%, 05/05/23	681,105	0.1
2,453,781	Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,439,979	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food/Drug Retailers (continued)
775,000		Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/01/22	$775,000	0.2
3,703,752		Supervalu, Term Loan, 5.500%, 03/21/19	3,709,667	0.8
123,241		TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	123,087	0.0
			10,500,252	2.2
		Forest Products: 0.2%
950,000		Blount International, Inc., Term Loan B USD, 7.250%, 04/12/23	961,875	0.2
		Health Care: 13.6%
1,343,250		Acadia, New Term Loan B, 4.589%, 02/16/23	1,352,764	0.3
1,111,337		Aegis Sciences, First Lien Term Loan, 5.500%, 02/24/21	1,011,316	0.2
3,942,731		Air Medical Group Holdings, Inc., Term Loan B, 4.250%, 04/28/22	3,889,753	0.8
575,000		ATI Physical Therapy, First Lien Term Loan, 5.500%, 05/10/23	578,354	0.1
2,035,492		CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	1,987,149	0.4
2,821,663		Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	2,840,475	0.6
2,645,875	(1)	CHG Medical Staffing, Inc., First Lien Term Loan, 4.750%, 05/26/23	2,661,861	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,945,976	CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	$1,867,596	0.4
1,113,750	Concentra Inc, Term Loan B, 4.000%, 06/01/22	1,117,927	0.2
1,359,595	Connolly / iHealth Technologies, First Lien, 4.500%, 05/14/21	1,366,053	0.3
207,208	Connolly / iHealth Technologies, Second Lien, 8.000%, 05/14/22	207,337	0.0
1,817,625	Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	1,081,487	0.2
1,582,931	DJO Finance LLC, First Lien Term Loan, 4.250%, 06/08/20	1,528,189	0.3
1,125,000	ExamWorks Group, Inc., First Lien Term Loan, 4.750%, 07/27/23	1,128,868	0.2
2,408,972	Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	2,053,649	0.4
2,250,000	Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	1,980,000	0.4
1,204,120	Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	1,193,584	0.2
1,786,826	Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	1,742,155	0.4
1,995,000	Kinetic Concepts, Inc., Dollar Term F, 5.000%, 11/01/20	2,006,970	0.4
849,057	Medpace Holdings, Inc., Term Loan B, 4.750%, 04/01/21	849,587	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
1,846,000	Multiplan, Inc, First lien term loan, 5.000%, 06/07/23	$1,868,580	0.4
395,114	NAPA, First Lien Term Loan, 6.000%, 04/19/23	400,053	0.1
1,647,592	NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	1,649,651	0.3
1,547,809	Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	1,486,864	0.3
1,500,000	Patterson Medical Holdings, Inc., Upsized First Lien Term Loan, 5.750%, 08/28/22	1,500,000	0.3
1,980,000	Pharmaceutical Product Development, Inc.,Term B, 4.250%, 08/18/22	1,988,910	0.4
1,515,000	Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	1,517,209	0.3
250,000	Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	250,000	0.1
715,000	Precyse, First Lien Term loan, 6.500%, 10/20/22	717,681	0.2
1,725,500	Prospect Medical Holdings, Inc., Term Loan B, 7.000%, 07/01/22	1,704,967	0.4
1,296,750	Quorum Health, Term B, 6.750%, 04/29/22	1,240,017	0.3
1,491,244	Schumacher Group, First Lien Term Loan, 5.000%, 07/31/22	1,500,099	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,167,075	Select Medical Corporation, Series F Tranche B, 6.000%, 03/03/21	$1,178,016	0.2
3,061,328	Sivantos (Siemens Audiology),Term Loan B USD, 4.250%, 01/17/22	3,063,241	0.6
3,250,438	Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	3,250,437	0.7
3,814,007	Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	3,821,159	0.8
3,485,000	U.S. Renal Care, Inc., First Lien Term Loan, 5.250%, 12/30/22	3,405,716	0.7
1,195,728	Valeant Pharmaceuticals International, Inc., F1 Term Loan, 5.089%, 04/01/22	1,196,775	0.3
1,246,875	Vizient, Inc., Term loan B, 6.250%, 02/13/23	1,262,981	0.3
		65,447,430	13.6
	Home Furnishings: 1.8%
1,050,000	ADT fka Protection One, Inc., ADT First Lien Term Loan B-1, 4.750%, 05/02/22	1,058,925	0.2
3,510,651	AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	3,525,462	0.7
1,229,925	Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	1,232,231	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Home Furnishings (continued)
1,287,369	Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	$1,281,469	0.3
1,678,750	Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	1,621,043	0.3
		8,719,130	1.8
	Industrial Equipment: 4.3%
2,172,973	Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	1,939,379	0.4
4,789,632	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	4,722,280	1.0
1,884,907	Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	1,860,168	0.4
1,651,056	Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	1,651,263	0.3
5,810,179	Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,524,510	1.1
675,000	Global Brass and Copper, Inc., Term Loan B, 5.250%, 06/30/23	679,219	0.1
757,609	Kenan Advantage Group, Inc.,Term Loan B, 4.000%, 07/31/22	754,531	0.2
243,642	Kenan Advantage Group, Inc.,Term Loan Canada Borrower, 4.000%, 07/31/22	242,653	0.1
542,821	MKS Instruments, Term Loan B, 4.339%, 04/29/23	548,927	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,000,000	Sensus Metering Systems Inc., New Term Loan, 6.500%, 04/05/23	$1,006,458	0.2
522,969	VAT Holding,Term Loan B, 4.250%, 02/11/21	524,930	0.1
897,000	WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	901,485	0.2
325,000	WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	322,562	0.1
		20,678,365	4.3
	Leisure Goods/Activities/Movies: 4.8%
3,920,000	24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	3,793,776	0.8
400,000	Cirque Du Soleil, Second Lien Term Loan, 9.250%, 07/10/23	366,750	0.1
2,577,254	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	2,569,200	0.5
2,000,000	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,986,250	0.4
1,734,030	Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	1,744,327	0.4
5,522,939	Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	5,517,764	1.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Goods/Activities/Movies (continued)
997,481		Life Time Fitness, Upsized Term Loan B, 4.250%, 06/10/22	$998,001	0.2
2,162,857		NEP/NCP Holdco, Inc, Second Lien, 10.000%, 07/22/20	2,173,671	0.5
2,868,206		NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.500%, 01/22/20	2,857,450	0.6
945,000		UFC Holdings (fka Zuffa), First Lien Term Loan, 5.000%, 08/04/23	947,953	0.2
			22,955,142	4.8
		Lodging & Casinos: 5.3%
4,880,663		Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	4,838,294	1.0
697,085		American Casino and Entertainment Properties LLC, Term Loan, 4.750%, 07/07/22	704,056	0.1
2,240,039	(1)	Aristocrat Leisure Limited, Term Loan B, 3.589%, 10/20/21	2,250,189	0.5
1,981,195		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	1,985,322	0.4
544,500		Eldorado Resorts, Inc.,Term Loan B, 4.250%, 07/23/22	545,408	0.1
1,260,000	(1)	ESH Hospitality, Inc., Term Loan B, 3.839%, 08/25/23	1,265,250	0.3
1,444,744		Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	1,381,537	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
919,575	Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	$925,897	0.2
2,145,675	Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	2,160,426	0.5
547,250	Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	540,409	0.1
1,477,500	Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,478,654	0.3
2,869,106	Scientific Games International, Inc.,Term Loan B, 6.000%, 10/18/20	2,873,972	0.6
2,600,000	Station Casinos LLC, Term Loan, 3.839%, 06/01/23	2,604,688	0.5
2,121,839	Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	2,134,105	0.4
		25,688,207	5.3
	Mortgage REITs: 0.2%
1,000,000	International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	1,000,000	0.2
	Nonferrous Metals/Minerals: 0.5%
2,553,817	Fairmount Minerals, Ltd., Tranche B-2 Term Loan, 4.500%, 09/05/19	2,213,044	0.5
	Oil & Gas: 2.3%
2,187,716	Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	1,979,883	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Oil & Gas (continued)
2,055,113	FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	$742,410	0.1
6,593,550	Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/18/20	3,890,194	0.8
1,994,780	MEG Energy Corp., Term Loan, 3.750%, 03/31/20	1,831,457	0.4
1,964,912	Seventy Seven Energy Inc., Term Loan, 3.839%, 06/25/21	1,709,474	0.4
997,455	Southcross Energy Partners, L.P., Term Loan, 5.250%, 08/04/21	813,550	0.2
99,936	Southcross Holdings L.P., Exit Term Loan, 0.839%, 04/13/23	85,196	0.0
		11,052,164	2.3
	Publishing: 2.7%
1,825,000	Cengage Learning Acquisition, Inc., Term Loan-B, 5.250%, 05/31/23	1,825,163	0.4
1,675,000	McGraw Hill Global Education, Term Loan B, 5.000%, 05/04/22	1,685,469	0.4
2,206,064	Merrill Communications, LLC, New First Lien Term Loan, 6.250%, 06/01/22	2,029,579	0.4
1,251,698	Nelson Canada, 10% Reinstated First Lien Term Loan, 0.839%, 10/01/20	563,264	0.1
2,604,304	Penton Media, Inc, First Lien, 4.750%, 10/03/19	2,607,559	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,087,509	Penton Media, Inc, Second Lien, 9.000%, 09/30/20	$1,076,634	0.2
	2,970,000	Tribune Company, Term Loan B, 3.839%, 12/31/20	2,988,539	0.6
			12,776,207	2.7
		Radio & Television: 2.0%
	3,294,433	Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	2,312,692	0.5
	3,921,330	Clear Channel Communications, Inc., Term Loan E, 8.339%, 07/30/19	3,034,129	0.6
	1,368,090	Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/09/20	1,371,084	0.3
	1,671,188	Media General, Inc, DD Term Loan-B, 4.000%, 07/31/20	1,674,148	0.3
	1,473,792	Salem Communications Corporation, Term Loan B, 4.500%, 03/13/20	1,456,290	0.3
			9,848,343	2.0
		Retailers (Except Food & Drug): 10.7%
	1,344,063	Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/09/21	1,327,262	0.3
	2,992,658	Academy Ltd., Term Loan, 5.000%, 07/01/22	2,931,556	0.6
EUR	2,000,000	Action Holding B.V., Term Loan B, 5.339%, 02/15/22	2,265,062	0.5
	3,747,764	Ascena Retail Group, Inc., Term Loan B, 5.339%, 08/21/22	3,666,562	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Retailers (Except Food & Drug) (continued)
2,979,887	Bass Pro Group, LLC, Term Loan B, 4.089%, 06/05/20	$2,979,887	0.6
1,990,000	Belk, First Lien Term Loan, 5.750%, 12/12/22	1,748,002	0.4
3,233,216	BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	3,234,228	0.7
2,338,806	BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	2,349,525	0.5
2,643,375	FullBeauty Brands (F.K.A. OneStopPlus), First Lien Term Loan, 5.750%, 10/14/22	2,492,621	0.5
2,754,222	Harbor Freight Tools USA, Inc., Term Loan-B, 4.089%, 08/15/23	2,764,206	0.6
737,327	Hudson's Bay Company,Term Loan B, 4.750%, 09/30/22	740,645	0.1
3,421,250	J. Crew, Term Loan B, 4.000%, 03/05/21	2,697,084	0.5
1,723,187	Lands' End, Inc., Term Loan B, 4.250%, 04/04/21	1,391,474	0.3
1,490,000	Leslies Poolmart, Inc., Term Loan-B, 5.250%, 08/16/23	1,501,485	0.3
3,273,308	Men's Wearhouse, Term Loan, 4.500%, 06/18/21	3,203,750	0.7
3,809,237	Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	3,582,801	0.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,253,810	Party City Holdings Inc, Term Loan-B, 4.250%, 08/19/22	$2,260,249	0.5
	2,639,244	Petco Animal Supplies, Inc., Term Loan B1, 5.000%, 01/26/23	2,660,922	0.5
	5,423,850	PetSmart, Inc., Term Loan-B, 4.250%, 03/11/22	5,440,518	1.1
	987,310	rue21 inc., Term Loan B, 5.625%, 10/09/20	535,616	0.1
	1,993,202	Savers, Term Loan B, 5.000%, 07/09/19	1,747,374	0.4
			51,520,829	10.7
		Surface Transport: 1.7%
	1,673,788	Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	1,627,759	0.3
	2,560,675	Navistar Inc.,Term Loan B, 6.500%, 08/07/20	2,426,239	0.5
	832,329	OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	828,167	0.2
	771,125	Quality Distribution, First Lien Term Loan, 5.750%, 08/18/22	694,655	0.1
	1,535,086	V.Group, Term Loan B, 4.750%, 06/30/21	1,537,005	0.3
	1,268,625	XPO Logistics, Term Loan B, 4.250%, 10/31/21	1,274,968	0.3
			8,388,793	1.7
		Telecommunications: 7.9%
EUR	1,240,641	Altice International S.A., 2023 EUR Term Loan B, 4.000%, 07/01/23	1,396,847	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Telecommunications (continued)
3,257,340	Aricent Group, First Lien Term Loan, 5.500%, 04/14/21	$2,863,407	0.6
1,289,362	Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	1,291,941	0.3
1,750,000	Asurion, LLC, Second Lien Term Loan, 8.500%, 03/03/21	1,749,125	0.4
2,988,454	Asurion, LLC, Incremental Tranche B-4 Term Loan, 5.000%, 08/04/22	2,992,190	0.6
1,897,589	Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	1,544,163	0.3
5,095,661	Avaya Inc., Term B-7 Loan, 6.250%, 05/29/20	3,942,767	0.8
1,240,625	CommScope, Inc., Tranche 5 Term Loan, 3.839%, 12/29/22	1,247,604	0.3
5,044,025	Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/22	5,055,374	1.0
1,676,292	Consolidated Communications, Inc., Term Loan B, 4.250%, 12/23/20	1,683,887	0.3
2,044,298	Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	1,972,748	0.4
850,000	Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	748,000	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
568,033		Hawaiian Telcom Communications, Inc., Term Loan B, 5.250%, 06/06/19	$570,214	0.1
1,987,749		Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.589%, 05/31/22	2,001,415	0.4
1,979,592		Lightower Fiber Networks, First Lien Term Loan, 4.089%, 04/13/20	1,980,829	0.4
771,125		T-Mobile USA, Inc., Term Loan B, 3.589%, 11/09/22	777,451	0.2
2,900,643		U.S. Telepacific Corp, Term Loan B, 6.000%, 11/25/20	2,810,450	0.6
1,421,438		Windstream Corporation, Term Loan B-6, 5.839%, 03/29/21	1,433,875	0.3
1,849,863		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	1,851,019	0.4
			37,913,306	7.9
		Utilities: 3.7%
1,000,000	(1)	Aclara Technologies LLC, Term Loan, 6.750%, 08/15/23	997,500	0.2
995,000		Calpine Corp, Term Loan B-6, 4.000%, 01/15/23	998,820	0.2
2,500,000		Dynegy Inc., Term Loan C, 5.000%, 06/30/23	2,505,470	0.5
2,135,532		TPF II Power, LLC, Term Loan, 5.000%, 09/30/21	2,154,217	0.5
1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 12/19/16	1,033,433	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Utilities (continued)
1,175,000		Linden Power Complex, Term Loan, 5.250%, 06/15/23	$1,182,834	0.3
1,633,500		Longview Power, LLC, Term Loan, 7.000%, 04/13/21	1,437,480	0.3
1,959,596		TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,898,359	0.4
960,175		RISEC, Term Loan, 5.750%, 12/19/22	938,571	0.2
1,669,063		Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	1,623,163	0.3
2,442,857		Texas Competitive Electric Holdings Company LLC, Term Loan B, 5.000%, 10/31/17	2,451,407	0.5
557,143		Texas Competitive Electric Holdings Company LLC, Term Loan C, 5.000%, 10/31/17	559,093	0.1
			17,780,347	3.7
		Total Senior Loans ( Cost $674,840,827 )	656,753,644	136.5
EQUITIES AND OTHER ASSETS: 0.7%
231	@	AR Broadcasting (Warrants)	—	0.0
888,534	@,R	Ascend Media (Residual Interest)	—	0.0
2,609	@	Caribe Media Inc.	—	0.0
89,600	@	Cengage Learning	2,240,000	0.5
42,798	@	Everyware Global, Inc.	304,936	0.1
8	@	Faith Media Holdings, Inc. (Residual Interest)	—	0.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
845,005	@	Fontainebleau Las Vegas, LLC (Delayed Draw Term Loan-Residual Interest)	$—	0.0
1,690,010	@	Fontainebleau Las Vegas, LLC (Term Loan B-Residual Interest)	—	0.0
156,376	@	Longview Power, LLC	680,861	0.1
57,894	@	Millennium Health LLC	43,884	0.0
	206,462	Nelson Education	41,292	0.0
106,702	@	Northeast Biofuels (Residual Interest)	—	0.0
110	@	Southcross Holdings G.P.	—	0.0
110	@	Southcross Holdings L.P.- Class A	36,025	0.0
		Total Equities and Other Assets ( Cost $5,652,852 )	3,346,998	0.7
		Total Investments ( Cost $680,493,679 )	$660,100,642	137.2
		Liabilities in Excess of Other Assets	(179,140,075)	(37.2)
		Net Assets	$480,960,567	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

R  Restricted Security

(1)  Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

EUR  EU Euro

  Cost for federal income tax purposes is $680,607,388.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,525,003
Gross Unrealized Depreciation	(24,031,749)
Net Unrealized Depreciation	$(20,506,746)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2016
Asset Table
Investments, at fair value
Equities and Other Assets	$—	$3,346,998	$—	$3,346,998
Senior Loans	—	656,753,644	—	656,753,644
Total Investments, at fair value	$—	$660,100,642	$—	$660,100,642
Other Financial Instruments+
Forward Foreign Currency Contracts	—	228,029	—	228,029
Total Assets	$—	$660,328,671	$—	$660,328,671
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$—	$(371)	$—	$(371)
Total Liabilities	$—	$(371)	$—	$(371)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At August 31, 2016, the following forward foreign currency contracts were outstanding for the Voya Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	EU Euro	11,055,000	Sell	09/23/16	$12,570,309	$12,342,280	$228,029
							$228,029

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivative
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$228,029
Total Asset Derivatives		$228,029

The effect of derivative instruments on the Fund's Statement of Operations for the year ended August 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$(246,427)
Total	$(246,427)
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$(226,119)
Total	$(226,119)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2016 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2016:

State Street Bank
Assets:
Forward foreign currency contracts	$228,029
Total Assets	$228,029
Net OTC derivative instruments by counterparty, at fair value	$228,029
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$228,029

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund's website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, New York 10169

Institutional Investors and Analysts

Call Voya Senior Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
Voya Senior Income Fund
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

163325

(0816-102116)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 4, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 4, 2016